[logo] Heartland Funds
Annual Report
December 31, 1995

[photo of people]

Wisconsin Tax Free Fund

                                                               FEBRUARY 22, 1996
                         Dear Fellow Shareholders,

[PHOTO OF PAT RETZER]    On a performance basis, 1995 was the best year in
                         history for the Wisconsin Tax Free Fund. Our Fund's net asset value increased from $9.21 to $10.30, while paying out dividends of $.51 per share, for a total return of 17.8%. The Fund's dividends were 100% exempt from Wisconsin and federal income tax.* On December 31, 1995, the Fund had total assets of $118.2 million, making it by far the largest, most diversified Wisconsin tax-free fund.

    We believe the Fund remains an excellent investment for the following reasons:

    1. MONTHLY  TAX-FREE INCOME.
       A 5.0% January yield* free from federal and Wisconsin tax, which is equivalent to a taxable yield of up to 9.1%. (Of course, monthly yields will fluctuate.) The average annual returns through 12/31/95 for the one-year period and since inception on 4/3/92 were 17.8% and 7.0%, respectively.

    2. THE FEDERAL RESERVE IS CUTTING INTEREST RATES.
       With the economy slowing, the dollar rising and inflation not a problem, we expect the Fed to continue lowering interest rates, which gives us a favorable outlook on the bond market.

    3. 100% NO-LOAD.
       Ours is the only Wisconsin double tax-free fund that has no sales charge (no front-end, no back-end, no 12b-1). Compare our yield and returns to the others!

    We believe an attractive monthly yield, free from federal and Wisconsin income tax, and no sales charge all combine to make the Fund a compelling investment in this period of falling interest rates. If you have any questions about Wisconsin's largest, most diversified and only no-load tax-free fund, please call us at 1-800-432-7856.

Sincerely,

/s/ Patrick J. Retzer
Senior Vice President / Director of Fixed Income

* SEC yield annualized for the 30 days commencing 1/1/96. For 1995, 7.32% of the income from the Fund was an item of tax preference for purposes of computing the federal alternative minimum tax. The performance data quoted represents past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                             WISCONSIN TAX FREE FUND

[line chart illustrating performance of an assumed investment of $10,000 in the Heartland Wisconsin Tax Free Fund and the Lehman 20 Year Municipal Bond Index beginning on 4/3/92 as follows:

                            Heartland
                         Wisconsin Fund                 Lehman Muni Index
12/31/92                     $10,546                       $10,966
12/31/93                      11,686                        12,543
12/31/94                      10,928                        11,622
12/31/95                      12,869                        14,058

Legend in graph states that Past Performance is not predictive of future returns.

A box in the graph states Average Annual Total Returns as of 12/31/95 as follows:
one year                       17.8%
since inception 4/3/92          7.0%]

- MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
Nineteen ninety-five saw a rebound in the tax free bond market after a dismal 1994. Interest rates dropped substantially due to a slowing economy, low inflation and the stabilization of the U.S. Dollar versus other major currencies. The yield on the 30-year Treasury bond dropped from 7.88% at the end of 1994 to 5.95% at the end of 1995, resulting in substantially higher prices for intermediate and long-term taxable and tax-free bonds.
     With tax-free yields at high levels at the beginning of 1995 and expectations of positive fundamentals, we had a favorable outlook for the tax-free bond market and consequently kept the Fund's average maturity rather long throughout the year, between 21.3 and 19.4 years. That strategy proved successful for our shareholders as the tax-free bond market turned in a strong performance and the Heartland Wisconsin Tax Free Fund had the best year since its inception, with a total return of 17.8%.
     The Fund did underperform the Lehman Brothers 20 Year Municipal Bond Index by a small margin for two reasons. First of all, the Wisconsin Tax Free Fund, like all mutual funds, incurs operating expenses while the index return does not reflect any expenses of running a portfolio. Secondly, Wisconsin tax-free bonds typically yield slightly less than municipal bonds from other states because their income is exempt from the substantial Wisconsin income tax.
     Looking to 1996, we have maintained a relatively  long average  maturity of
19.4 years because we continue to have a favorable outlook for tax-free bonds, as well as the bond market in general.

Q. HOW IS HEARTLAND'S WISCONSIN TAX FREE FUND DIFFERENT FROM THE OTHERS?

A. Heartland's is Wisconsin's LARGEST, OLDEST, MOST DIVERSIFIED and ONLY 100% NO-LOAD double tax-free fund.

LARGEST
Our Wisconsin Tax Free Fund is several times the size of the next largest. In our experience, that gives us a dominant position in the Wisconsin tax-free market, enabling us to invest in more Wisconsin-based issues than our competitors and provide our shareholders the benefits of economies of scale.

OLDEST
Heartland has more experience managing a Wisconsin tax-free fund than our competitors, and is located in Wisconsin in close proximity to the market.

MOST DIVERSIFIED
Since most Wisconsin tax-free issues are not insured, it is important to have a diversified portfolio. Our Fund currently holds over 200 different issues, several times the number of issues held by our competitors.

100% NO-LOAD
Our Wisconsin Fund has no sales charges - front-end, back-end or 12b-1 fees. All of your investment goes to work for you in the Fund. All things being equal, a fund that has a 12b-1 fee will have a higher expense ratio and, as a result, will have a lower yield than a fund that doesn't charge investors a 12b-1 fee.
     The other Wisconsin funds all have one or more of these sales charges. Front-end loads cause an immediate reduction in the size of your investment. A back-end charge functions similarly to a multi-year penalty for early withdrawal.

TO A WISCONSIN INVESTOR SEEKING AN ATTRACTIVE YIELD, PAID MONTHLY, FREE FROM FEDERAL AND WISCONSIN INCOME TAX,* WE BELIEVE THE HEARTLAND WISCONSIN TAX FREE FUND IS THE OBVIOUS CHOICE.

* For 1995, 7.32% of the income from the Fund was an item of tax preference for purposes of computing the federal alternative minimum tax.

- HEARTLAND WISCONSIN TAX FREE FUND

THE VALUE OF DOUBLE TAX-FREE INCOME
Some investors have avoided tax-free funds because of fears of a flat tax. Recent events, in our view, dramatically decrease the probability of a flat tax becoming law anytime soon. Not only does the presidential candidate who campaigned on the basis of a flat tax seem to be losing momentum, but the flat tax issue seems to be fading from most political debates.

     We believe this creates an opportunity for investors to earn relatively high tax-free yields. For example, a 5% double tax-free yield is equivalent to a taxable yield of up to 9.1%, depending on your tax bracket. This compares very favorably to yields available on taxable investments.
     On the table below, find your tax rate and look down the column to find the taxable equivalent yield you would need to match the Fund's January yield on an after-tax basis:


--------------------------------------------------------------------------------
  VALUE OF DOUBLE-TAX FREE INCOME
--------------------------------------------------------------------------------
  Federal Bracket......         28.0%        31.0%         36.0%        39.6%

  Effective
  Federal Tax Rates....         29.4(1)      32.6(1)       37.8(1)      40.8(2)

  Wisconsin Tax Rates..          6.9          6.9           6.9          6.9

  Combined Rates.......         34.3%        37.2%         42.1%        44.9%


  HEARTLAND
  TAX FREE YIELD:*         TAX EQUIVALENT YIELDS

--------------------------------------------------------------------------------
  5.0%                           7.6%         8.0%          8.6%         9.1%
--------------------------------------------------------------------------------

* January SEC yield annualized for the 30 days commencing 1/1/96. For 1995, 7.32% of the income from the Fund was an item of tax preference for purposes of computing the federal alternative minimum tax.
(1) Based on 28%, 31% and 36% federal rates, adjusted for the phase-out of itemized deductions and personal exemptions.
(2) Based on 36% federal rate, 10% surcharge and phase-out of itemized deductions. This chart is for illustrative purposes only, and not intended to predict actual yields. While market values may fluctuate inversely with interest rates, interest and principal payments of government bonds are backed by the full faith of the U.S. Treasury.

SHAREHOLDER SERVICES

- PERSONAL HEARTLAND REPRESENTATIVE
You can speak to a personal Heartland representative between the hours of 7:00 a.m. and 6:30 p.m. CST, Monday through Friday and 8:30 a.m. to 12:30 p.m. CST on Saturday.

- FREQUENT UPDATES BY PORTFOLIO MANAGERS
Concerned about the financial markets? Wondering how your Fund is currently positioned? Heartland shareholders have free access to regular updates recorded by each Fund's portfolio manager. Call 24 hours a day.

- LOW MINIMUM INVESTMENT
Open a regular account with a low initial investment of $1,000. Monthly automatic investment plans begin with no initial minimum and $50 a month minimum thereafter.

- AUTOMATED SERVICES
Automated options include daily prices, account information including your last two transactions, and prospectus and literature requests. Call 24 hours a day.

[PICTURE OF SHAREHOLDER SERVICES TEAM]



- AUTOMATIC INVESTMENT PLAN
Make automatic regular investments into any Heartland Fund directly from your checking account on a monthly or twice-monthly basis.

- FREE INVESTMENT SEMINARS
Heartland sponsors both local and national investment seminars. You can request free tickets to the various ISI Money Shows we sponsor. They are a great opportunity to meet your portfolio managers and visit with other nationally recognized financial advisors.

                                 1-800-HEARTLN
                                (1-800-432-7856)

                       HEARTLAND WISCONSIN TAX FREE FUND
                      (A SERIES OF HEARTLAND GROUP, INC.)
                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 1995

-------------------------------------------------------------------------------------------------------
                                                                                             QUOTED
                                                                                             MARKET
  PAR                                                                                         VALUE
  AMOUNT     DESCRIPTION                                            COUPON    MATURITY      NOTE 1(a)
-------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 98.7%
             WISCONSIN - 70.7%
$   20,000   Amery, WI Housing Authority - Revenue Bonds ..........   7.375%   05/01/2005 $    21,250
   125,000   Barron, WI Housing Authority - Maplecroft Project ....   0.000    10/01/2004      74,940
    35,000   Barron, WI Housing Authority - Maplecroft Project ....   0.000    10/01/2005      19,735
   130,000   Barron, WI Housing Authority - Maplecroft Project ....   0.000    10/01/2006      68,904
    85,000   Barron, WI Housing Authority - Maplecroft Project ....   0.000    10/01/2007      42,324
   130,000   Barron, WI Housing Authority - Maplecroft Project ....   0.000    10/01/2008      60,775
   520,000   Barron, WI Housing Authority - Maplecroft Project ....   5.375    10/01/2011     508,300
 3,280,000   Brown County, WI Housing Auth. - R.P. Terrace ........   6.500    06/01/2019   3,431,700
    75,000   Dane County, WI Housing Auth. - Forest Harbor Apt ....   5.950    07/01/2013      75,844
    25,000   Dane County, WI Housing Auth. - Forest Harbor Apt ....   6.000    07/01/2014      25,183
   265,000   De Forest, WI Redev. Auth.- Lease Revenue Bonds ......   6.200    02/01/2014     280,900
   435,000   De Forest, WI Redev. Auth.- Lease Revenue Bonds ......   6.250    02/01/2018     461,100
   685,000   Eau Claire, WI Housing Auth. -London Hill ............   6.250    05/01/2015     704,694
   550,000   Elkhart Lake, WI CDA .................................   6.000    04/01/2015     563,063
    10,000   Franklin, WI CDA .....................................   5.400    04/01/2003      10,000
   250,000   Franklin, WI CDA .....................................   5.850    04/01/2006     264,293
 1,000,000   Franklin, WI CDA .....................................   6.050    04/01/2008   1,063,750
   890,000   Franklin, WI CDA .....................................   6.100    04/01/2010     952,496
   250,000   Franklin, WI CDA .....................................   6.150    04/01/2012     265,625
 3,055,000   Green Bay, WI Housing Authority -Pheasant Run.........   6.500    09/01/2019   3,165,744
   100,000   Hartford, WI CDA .....................................   5.450    12/01/2002     105,875
   200,000   Hartford, WI CDA .....................................   5.800    12/01/2005     215,000
   210,000   Hartford, WI CDA .....................................   6.000    12/01/2007     223,579
   225,000   Hartford, WI CDA .....................................   6.100    12/01/2008     240,750
    10,000   Hudson, WI Christian Community Home ..................   8.000    07/01/2005      10,000
    55,000   Hudson, WI Christian Community Home ..................   6.700    05/01/2008      56,379
    75,000   Hudson, WI Christian Community Home ..................   6.800    05/01/2009      76,866
    65,000   Hudson, WI Christian Community Home ..................   6.900    05/01/2010      66,706
   250,000   Hudson, WI Christian Community Home ..................   7.000    05/01/2023     255,313
   160,000   Jackson, WI CDA - Revenue Bonds ......................   6.500    12/01/2006     173,106
   105,000   Jackson, WI CDA - Revenue Bonds ......................   6.600    12/01/2007     114,804
   180,000   Jackson, WI CDA - Revenue Bonds ......................   6.700    12/01/2008     198,450
   260,000   Jackson, WI CDA - Revenue Bonds ......................   6.800    12/01/2009     289,775
   285,000   Jackson, WI CDA - Revenue Bonds ......................   6.900    12/01/2010     310,647
   350,000   Jackson, WI CDA - Revenue Bonds ......................   7.000    12/01/2012     389,375
   390,000   Jackson, WI CDA - Revenue Bonds ......................   7.000    12/01/2013     433,388
   430,000   Jackson, WI CDA - Revenue Bonds ......................   7.000    12/01/2014     477,300
   345,000   Jackson, WI CDA - Revenue Bonds ......................   7.000    12/01/2015     382,519
   515,000   Jackson, WI CDA - Revenue Bonds ......................   7.000    12/01/2016     570,363
   500,000   Jackson, WI CDA - Revenue Bonds ......................   7.000    12/01/2017     553,125
 1,760,000   La Crosse, WI Housing Authority Forest Park Project ..   6.375    12/01/2018   1,808,400
   945,000   La Crosse, WI Housing Authority Ping Manor Project ...   6.000    04/01/2005     963,900
 1,100,000   La Crosse, WI Housing Authority Ping Manor Project ...   6.375    04/01/2012   1,142,624
   305,000   Madison, WI CDA Dempsey Manor Project ................   6.400    10/01/2018     314,913
   160,000   Madison, WI CDA Dempsey Manor Project ................   6.650    10/01/2025     162,800
 1,435,000   Madison, WI CDA Edgewood College .....................   6.250    04/01/2014   1,479,843
    95,000   Madison, WI CDA Greentree Project - Series A .........   7.300    09/01/2032      96,663
 1,000,000   Madison, WI CDA Meriter Retirement Project ...........   6.125    12/01/2019   1,036,250
    45,000   Madison, WI CDA Monticello Apartments Project ........   7.125    04/01/2009      45,956
   100,000   Marinette, WI Housing Authority-Multifamily-Series A..   6.750    02/01/2024     105,125
   165,000   Markesan, WI CDA Elderly Housing Revenue Bonds .......   6.750    10/01/2009     165,388
   190,000   Markesan, WI CDA Elderly Housing Revenue Bonds .......   6.900    10/01/2011     191,663

                       HEARTLAND WISCONSIN TAX FREE FUND
                      (A SERIES OF HEARTLAND GROUP, INC.)
             SCHEDULE OF INVESTMENTS [CONT'D] - DECEMBER 31, 1995

--------------------------------------------------------------------------------------------------------------------------
                                                                                                              QUOTED
                                                                                                              MARKET
   PAR                                                                                                         VALUE
  AMOUNT     DESCRIPTION                                                        COUPON    MATURITY            NOTE 1(a)
-------------------------------------------------------------------------------------------------------------------------
            WISCONSIN - [CONT'D]
$  100,000  Menomonee Falls, WI CDA Village Square Project .........             5.200%    08/01/2009        $    95,125
   950,000  Menomonee Falls, WI CDA Village Square Project .........             5.350     09/01/2016            879,938
   215,000  Milwaukee, WI Housing Authority Blatz Apartments .......             7.500     12/01/2028            226,019
    50,000  Milwaukee, WI New Public Housing Authority .............             5.000     09/01/2010             48,462
   100,000  Milwaukee, WI Redevelopment Auth. Campus Town ..........             5.550     11/01/2012            101,750
 3,000,000  Milwaukee, WI Redevelopment Auth. Campus Town ..........             5.700     11/01/2018          3,071,250
    55,000  Milwaukee, WI Redevelopment Auth. Dynapro, Inc. ........             5.300     12/01/2007             56,169
    65,000  Milwaukee, WI Redevelopment Auth. Dynapro, Inc. ........             5.350     12/01/2008             66,138
    55,000  Milwaukee, WI Redevelopment Auth. Dynapro, Inc. ........             5.400     12/01/2010             55,344
   225,000  Milwaukee, WI Redevelopment Auth. Dynapro, Inc. ........             5.500     12/01/2013            226,969
 1,955,000  Milwaukee, WI Redevelopment Authority MSOE .............             6.000     10/01/2017          2,011,206
 1,385,000  Milwaukee, WI Redevelopment Authority MSOE .............             6.000     10/01/2017          1,424,818
   500,000  Milwaukee, WI Redevelopment Authority Schlitz Park II...             5.000     01/01/2015            510,625
    10,000  Milwaukee, WI Redevelopment Auth.-School Improve .......             0.000     03/01/2004              6,325
 1,300,000  Milwaukee, WI Re.Auth. Wis. Ave./M.L. King, Jr. Dr .....             5.500     03/01/2008          1,349,946
 1,705,000  Milwaukee, WI Re.Auth. Wis. Ave./M.L. King, Jr. Dr .....             5.600     03/01/2009          1,774,666
 1,755,000  Milwaukee, WI Re.Auth. Wis. Ave./M.L. King, Jr. Dr .....             5.600     09/01/2009          1,821,637
11,000,000  Milwaukee, WI Re.Auth. Wis. Ave./M.L. King, Jr. Dr .....             5.500     09/01/2012         11,137,500
    65,000  New Berlin, WI Housing Authority Apple Glen ............             0.000     11/01/2003             42,006
    65,000  New Berlin, WI Housing Authority Apple Glen ............             0.000     11/01/2004             39,250
    70,000  New Berlin, WI Housing Authority Apple Glen ............             0.000     05/01/2005             40,863
    65,000  New Berlin, WI Housing Authority Apple Glen ............             0.000     11/01/2005             36,763
    70,000  New Berlin, WI Housing Authority Apple Glen ............             0.000     05/01/2006             38,317
    65,000  New Berlin, WI Housing Authority Apple Glen ............             0.000     11/01/2006             34,450
    70,000  New Berlin, WI Housing Authority Apple Glen ............             0.000     05/01/2007             35,911
    65,000  New Berlin, WI Housing Authority Apple Glen ............             0.000     11/01/2007             32,254
    70,000  New Berlin, WI Housing Authority Apple Glen ............             0.000     05/01/2009             31,531
    65,000  New Berlin, WI Housing Authority Apple Glen ............             0.000     11/01/2009             28,358
    70,000  New Berlin, WI Housing Authority Apple Glen ............             0.000     05/01/2010             29,575
 1,210,000  New Berlin, WI Housing Authority Apple Glen ............             6.700     11/01/2017          1,294,700
   650,000  New Berlin, WI Housing Authority Apple Glen ............             6.700     11/01/2020            695,500
   125,000  New Berlin, WI Housing Authority Pinewood Creek ........             6.400     05/01/2008            133,041
   125,000  New Berlin, WI Housing Authority Pinewood Creek ........             6.400     11/01/2008            133,264
   105,000  New Berlin, WI Housing Authority Pinewood Creek ........             6.500     05/01/2009            112,008
   125,000  New Berlin, WI Housing Authority Pinewood Creek ........             6.600     05/01/2010            134,219
   150,000  New Berlin, WI Housing Authority Pinewood Creek ........             6.700     05/01/2011            161,799
   155,000  New Berlin, WI Housing Authority Pinewood Creek ........             6.700     11/01/2011            166,162
   165,000  New Berlin, WI Housing Authority Pinewood Creek ........             6.800     11/01/2012            178,792
   160,000  New Berlin, WI Housing Authority Pinewood Creek ........             6.850     05/01/2013            173,626
   165,000  New Berlin, WI Housing Authority Pinewood Creek ........             6.850     11/01/2013            178,406
   135,000  New Berlin, WI Housing Authority Pinewood Creek ........             6.900     05/01/2014            146,309
   190,000  New Berlin, WI Housing Authority Pinewood Creek ........             6.900     11/01/2014            206,150
 1,015,000  New Berlin, WI Housing Authority Pinewood Creek ........             7.125     05/01/2024          1,102,543
    80,000  Oak Creek, WI Housing Authority Country Oaks II ........             6.000     08/01/2010             81,300
 1,440,000  Oak Creek, WI Housing Authority Country Oaks II ........             6.200     08/01/2017          1,463,400
 2,980,000  Oak Creek, WI Housing Authority Country Oaks II ........             6.300     08/01/2028          3,117,825
    10,000  Oak Creek, WI Housing Authority -Multifamily ...........             7.750     03/01/2031             10,538
   100,000  Oak Creek, WI Housing Authority Wood Creek .............            27.750     07/20/1998            154,625
    50,000  Oak Creek, WI Housing Authority Wood Creek .............             0.000     07/20/2007             25,409
    35,000  Oak Creek, WI Housing Authority Wood Creek .............             0.000     01/20/2010             15,050
   125,000  Oak Creek, WI Housing Authority Wood Creek .............             0.000     01/20/2011             50,248
   125,000  Oak Creek, WI Housing Authority Wood Creek .............             0.000     07/20/2011             48,750
    65,000  Oak Creek, WI Housing Authority Wood Creek .............             0.000     01/20/2012             24,595
   125,000  Oak Creek, WI Housing Authority Wood Creek .............             0.000     01/20/2013             44,219

                       HEARTLAND WISCONSIN TAX FREE FUND
                      (A SERIES OF HEARTLAND GROUP, INC.)
             SCHEDULE OF INVESTMENTS [CONT'D] - DECEMBER 31, 1995

----------------------------------------------------------------------------------------------------------------------------
                                                                                                                 QUOTED
                                                                                                                  MARKET
   PAR                                                                                                            VALUE
  AMOUNT    DESCRIPTION                                                         COUPON       MATURITY            NOTE 1(a)
----------------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 98.7%

            WISCONSIN - [CONT'D]
$  125,000  Oak Creek, WI Housing Authority Wood Creek ...............            0.000%      07/20/2013          $   43,193
    60,000  Oak Creek, WI Housing Authority Wood Creek ...............            0.000       01/20/2014              19,800
 1,000,000  Oak Creek, WI Housing Authority Wood Creek ...............            5.500       07/20/2019           1,007,500
 2,130,000  Oak Creek, WI Housing Authority Wood Creek ...............            5.625       07/20/2029           2,079,413
    50,000  Omro, WI CDA Revenue Bonds ...............................            5.750       12/01/2006              53,875
   335,000  Omro, WI CDA Revenue Bonds ...............................            5.875       12/01/2011             355,938
   200,000  Outagamie, WI Housing Authority First Mortgage ...........            5.000       11/15/2003             197,250
     5,000  Racine, WI Elderly Housing Authority Lincoln Lutheran ....            7.100       10/01/2004               5,000
    50,000  Reedsville, WI - New Public Housing Authority ............            5.125       04/01/2011              48,834
   170,000  Schofield, WI CDA Lease Revenue ..........................            6.000       10/01/2012             175,353
   500,000  Schofield, WI CDA Lease Revenue ..........................            6.200       10/01/2017             519,375
   315,000  Sheboygan, WI Housing Authority Multifamily Housing ......            6.900       02/01/2024             327,994
   175,000  Sheboygan, WI Housing Authority - Rocky Knoll Project ....            5.250       12/01/2013             165,594
   125,000  Sheboygan, WI Housing Authority - Rocky Knoll Project ....            5.300       12/01/2016             118,281
    35,000  Slinger, WI Redevelopment Authority ......................            5.800       09/01/2007              36,418
    95,000  Slinger, WI Redevelopment Authority ......................            5.850       09/01/2008              99,275
   540,000  Slinger, WI Redevelopment Authority ......................            6.250       09/01/2017             567,000
   100,000  Stevens Point, WI CDA Mortgage Refunding .................            6.500       09/01/2006             107,750
   560,000  Stevens Point, WI CDA Mortgage Refunding .................            6.625       09/01/2009             597,800
   435,000  Sturtevant, WI CDA Redevelopment Lease ...................            5.700       12/01/2009             441,490
   375,000  Sturtevant, WI CDA Redevelopment Lease ...................            5.800       12/01/2010             384,626
   200,000  Sturtevant, WI CDA Redevelopment Lease ...................            5.900       12/01/2011             206,250
 1,000,000  Sturtevant, WI CDA Redevelopment Lease ...................            6.000       12/01/2015           1,040,000
   200,000  Sturtevant, WI CDA Redevelopment Lease ...................            6.500       12/01/2015             216,500
   105,000  St. Croix Falls, WI CDA Lease Revenue ....................            5.900       12/01/2006             108,572
   115,000  St. Croix Falls, WI CDA Lease Revenue ....................            6.000       12/01/2007             119,600
 1,190,000  St. Croix Falls, WI CDA Lease Revenue ....................            6.400       12/01/2014           1,240,575
   305,000  Superior, WI RA Superior Memorial Hospital Mortgage ......            5.700       05/01/2009             316,056
   195,000  Sussex, WI CDA Revenue Bond ..............................            5.700       04/01/2007             199,388
 1,900,000  Sussex, WI CDA Revenue Bond ..............................            6.100       04/01/2015           1,971,250
   270,000  Two Rivers, WI CDA Arch Forest Project ...................            6.350       12/15/2012             284,850
   500,000  Waukesha, WI HA - Multifamily Brookfield Woods ...........            6.750       12/01/2034          $  511,875
     5,000  Waukesha, WI HA - Multifamily Summit Woods ...............            7.375       12/01/2024               5,000
    10,000  Waukesha, WI HA- Multifamily - Court Apartments ..........            6.300       12/01/2013              10,000
 1,000,000  Waukesha, WI HA- Multifamily - Court Apartments ..........            6.000       04/01/2036             941,250
    15,000  Waukesha, WI HA - Westgrove Woods II .....................            8.250       12/01/2020              15,000
    20,000  Waukesha, WI HA - Westgrove Woods III ....................            8.000       12/01/2020              20,625
     5,000  Waukesha, WI RA - Barstow Associates .....................            4.875       08/01/2010               5,000
    95,000  Waupaca, WI CDA ..........................................            6.100       10/01/2008              99,208
   100,000  Waupaca, WI CDA ..........................................            6.100       10/01/2009             104,382
   100,000  Waupaca, WI CDA ..........................................            6.200       10/01/2010             104,620
   110,000  Waupaca, WI CDA ..........................................            6.200       10/01/2011             115,411
   120,000  Waupaca, WI CDA ..........................................            6.200       10/01/2012             126,000
    75,000  Wauwatosa, WI HA - Hawthorne Terrace Project .............            0.000       05/01/2003              49,938
   100,000  Wauwatosa, WI HA - Hawthorne Terrace Project .............            0.000       11/01/2003              64,625
   105,000  Wauwatosa, WI HA - Hawthorne Terrace Project .............            0.000       05/01/2004              65,691
   100,000  Wauwatosa, WI HA - Hawthorne Terrace Project .............            0.000       11/01/2004              60,384
    70,000  Wauwatosa, WI HA - Hawthorne Terrace Project .............            0.000       05/01/2005              40,863
   100,000  Wauwatosa, WI HA - Hawthorne Terrace Project .............            0.000       11/01/2005              56,558
   105,000  Wauwatosa, WI HA - Hawthorne Terrace Project .............            0.000       05/01/2006              57,475
   100,000  Wauwatosa, WI HA - Hawthorne Terrace Project .............            0.000       11/01/2006              53,000
   105,000  Wauwatosa, WI HA - Hawthorne Terrace Project .............            0.000       05/01/2007              53,867
   100,000  Wauwatosa, WI HA - Hawthorne Terrace Project .............            0.000       11/01/2007              49,621
   105,000  Wauwatosa, WI HA - Hawthorne Terrace Project .............            0.000       05/01/2008              50,400

                       HEARTLAND WISCONSIN TAX FREE FUND
                      (A SERIES OF HEARTLAND GROUP, INC.)
             SCHEDULE OF INVESTMENTS [CONT'D] - DECEMBER 31, 1995

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           QUOTED
                                                                                                                           MARKET
   PAR                                                                                                                     VALUE
  AMOUNT    DESCRIPTION                                                                         COUPON      MATURITY      NOTE 1(a)
-----------------------------------------------------------------------------------------------------------------------------------
            WISCONSIN - [CONT'D]
$  100,000  Wauwatosa, WI HA - Hawthorne Terrace Project ...................                     0.000%      11/01/2008 $    46,506
   105,000  Wauwatosa, WI HA - Hawthorne Terrace Project ...................                     0.000       05/01/2009      47,296
   100,000  Wauwatosa, WI HA - Hawthorne Terrace Project ...................                     0.000       11/01/2009      43,628
   105,000  Wauwatosa, WI HA - Hawthorne Terrace Project ...................                     0.000       05/01/2010      44,363
   100,000  Wauwatosa, WI HA - Hawthorne Terrace Project ...................                     0.000       11/01/2010      40,820
 1,200,000  Wauwatosa, WI HA - Hawthorne Terrace Project ...................                     6.700       11/01/2015   1,246,500
 1,060,000  Wauwatosa, WI HA - Hawthorne Terrace Project ...................                     6.700       11/01/2019   1,097,100
   670,000  Wauwatosa, WI HA - Hawthorne Terrace Project ...................                     6.700       11/01/2022     693,450
 2,720,000  West Allis, WI CDA Poblocki Investments Project ................                     6.100       05/01/2007   2,886,600
   150,000  Whitewater, WI Multifamily Housing Revenue Bonds ...............                     5.375       11/15/2005     152,813
   100,000  Winnebago County, WI HA - 1st Mortgage Rev. Bonds ..............                     5.625       05/01/2005     101,375
   105,000  Winnebago County, WI HA - 1st Mortgage Rev. Bonds ..............                     5.625       05/01/2006     106,111
   115,000  Winnebago County, WI HA - 1st Mortgage Rev. Bonds ..............                     5.625       05/01/2007     115,777
   120,000  Winnebago County, WI HA - 1st Mortgage Rev. Bonds ..............                     5.625       05/01/2008     120,254
   125,000  Winnebago County, WI HA - 1st Mortgage Rev. Bonds ..............                     5.625       05/01/2009     124,616
   135,000  Winnebago County, WI HA - 1st Mortgage Rev. Bonds ..............                     5.625       05/01/2010     133,819
   140,000  Winnebago County, WI HA Multifamily Housing ....................                     6.750       10/01/2020     140,566
    10,000  Winnebago County, WI Housing Authority - Series A ..............                     6.000       03/01/1999      10,350
   195,000  Winnebago County, WI Housing Authority - Series A ..............                     6.875       03/01/2012     203,531
   380,000  Winnebago County, WI Housing Authority - Series A ..............                     7.125       03/01/2022     397,575
    10,000  Winnebago County, WI Housing Authority - Series A ..............                     6.100       03/01/2000      10,425
    10,000  Winnebago County, WI Housing Authority - Series A ..............                     6.200       03/01/2001      10,525
    15,000  Winnebago County, WI Housing Authority - Series A ..............                     6.300       03/01/2002      15,900
    20,000  WHEDA Home Ownership ...........................................                     7.375       09/01/2017      20,550
   290,000  WHEDA Home Ownership ...........................................                     6.100       06/01/2021     325,888
   130,000  WHEDA Home Ownership ...........................................                     0.000       12/01/2007      41,438
     5,000  Wisconsin Rapids, WI HA River Run Project ......................                     7.625       05/01/2009       5,000
    60,000  Wittenberg, WI Housing Authority ...............................                     7.200       06/20/2030      61,875
                                                                                                                        -----------
                                                                                                                         83,783,342
                                                                                                                        -----------
            PUERTO RICO - 20.2%
   400,000  Puerto Rico Commonwealth - Public Improvement ..................                     5.850       07/01/2011     412,816
   420,000  Puerto Rico Commonwealth - Public Improvement ..................                     5.500       07/01/2013     418,879
 4,450,000  Puerto Rico Commonwealth - Public Improvement ..................                     5.250       07/01/2018   4,238,135
   635,000  Puerto Rico Commonwealth Hwy / Transportation ..................                     6.375       07/01/2008     687,102
 5,455,000  Puerto Rico Commonwealth Hwy / Transportation ..................                     5.500       07/01/2017   5,359,537
 2,915,000  Puerto Rico Commonwealth Hwy / Transportation ..................                     5.750       07/01/2018   2,921,734
 1,150,000  Puerto Rico Commonwealth Hwy / Transportation ..................                     5.250       07/01/2020   1,085,186
   990,000  Puerto Rico Electric Power Authority - Series O ................                     0.000       07/01/2017     289,813
 3,350,000  Puerto Rico Electric Power Authority ...........................                     6.250       07/01/2017   3,527,717
   280,000  Puerto Rico Electric Power Authority ...........................                     7.000       07/01/2021     320,152
 1,560,000  Puerto Rico Housing Bank and Finance Agency ....................                     5.250       12/01/2006   1,554,150
   135,000  Puerto Rico Housing Finance Corporation ........................                     7.500       10/01/2015     144,113
   250,000  Puerto Rico Industrial, Medical, & Environmental Authority .....                     6.000       06/01/2000     263,437
 1,625,000  Puerto Rico Municipal Finance Agency ...........................                     5.875       07/01/2007   1,706,250
 1,000,000  Puerto Rico Public Buildings Authority .........................                     5.500       07/01/2021     971,110
                                                                                                                        -----------
                                                                                                                         23,900,131
                                                                                                                        -----------
            GOVERNMENT OF GUAM - 7.8%
 3,400,000  Guam Power Authority - Series A ................................                     6.300       10/01/2012   3,472,250
   250,000  Guam Power Authority - Series A ................................                     5.250       10/01/2013     228,750
 1,000,000  Guam Power Authority - Series A ................................                     5.250       10/01/2023     887,500
 1,000,000  Guam Government G.O. - Series A ................................                     5.375       11/15/2013     920,530
 3,000,000  Guam Government G.O. - Series A ................................                     5.400       11/15/2018   2,688,750
 1,000,000  Guam Airport Authority - Series B ..............................                     6.400       10/01/2005   1,045,990
                                                                                                                        -----------
                                                                                                                          9,243,770
                                                                                                                        -----------

                       HEARTLAND WISCONSIN TAX FREE FUND
                      (A SERIES OF HEARTLAND GROUP, INC.)
             SCHEDULE OF INVESTMENTS [CONT'D] - DECEMBER 31, 1995

---------------------------------------------------------------------------------------------------
                                                                                          QUOTED
                                                                                          MARKET
  PAR                                                                                     VALUE
  AMOUNT     DESCRIPTION                                            COUPON    MATURITY   NOTE 1(a)
---------------------------------------------------------------------------------------------------
            NEW PUBLIC HOUSING AUTHORITIES - 0.0%
 $  35,000  Burleigh County, ND - New Public Housing Authority...4.875% 01/01/2011    $     33,348
                                                                                      ------------
                                                                                            33,348

            TOTAL INVESTMENTS - 98.7% (Cost $113,562,632) ........................    $116,960,591
            Cash and receivables, less liabilities - 1.3% ........................       1,552,529
                                                                                      ------------
            TOTAL NET ASSETS (Note 5) (+) ........................................    $118,513,120
                                                                                      ============


          (+) Percentages for the various classifications use total net assets as a basis.
          The accompanying notes to financial statements are an integral part of this schedule.


                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 1995 AND 1994

-------------------------------------------------------------------------------------------------------------------------
                                                                                              1995               1994
-------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
     Net investment income .........................................................     $   5,840,227      $   5,680,781
     Net realized losses on investments ............................................          (526,526)          (378,901)
     Net increase in unrealized appreciation (depreciation) on
     investments for the period ....................................................        12,775,102        (12,654,512)
                                                                                         -------------      -------------
         Net increase (decrease) in net assets resulting from operations ...........        18,088,803         (7,352,632)
                                                                                         -------------      -------------

DISTRIBUTIONS TO SHAREHOLDERS:
     Distributions from net investment income
     ($.51 and $.51 per share, respectively) .......................................        (5,840,227)        (5,680,781)
         Total distributions .......................................................
                                                                                         -------------      -------------

FUND SHARE ACTIVITIES:
     Proceeds from shares issued (1,676,647 and 3,803,454 shares, respectively) ....        16,460,562         37,450,244
     Net asset value of shares issued in reinvestment of distributions from net investment income and net realized gains
     (407,053 and 404,977 shares, respectively) ....................................         4,034,053          3,894,578
     Cost of shares redeemed (1,621,142 and 2,738,810 shares, respectively) ........       (15,978,889)       (25,912,208)
         Net increase in net assets derived from Fund share activities .............
                                                                                         -------------      -------------
     TOTAL INCREASE ................................................................

NET ASSETS AT THE BEGINNING OF THE YEAR ............................................       101,748,818         99,349,617
                                                                                         -------------      -------------

NET ASSETS AT THE END OF THE YEAR (NOTE 5) .........................................     $ 118,513,120      $ 101,748,818
                                                                                         =============      =============

The accompanying notes to financial statements are an integral part of this statement.

                        HEARTLAND WISCONSIN TAX FREE FUND
                       (A SERIES OF HEARTLAND GROUP, INC.)
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1995
---------------------------------------------------------------------------------------------------------------
ASSETS:
     Investments in securities, at quoted market value (Cost $113,562,632) ..............          $116,960,591
     Accrued interest ...................................................................             1,949,243
     Deferred organization expense (Note 3) .............................................                 3,792
                                                                                                    -----------
         Total assets ...................................................................           118,913,626
                                                                                                    -----------

LIABILITIES:
     Payable to transfer agent ..........................................................               304,801
     Payable for Fund shares redeemed ...................................................                91,913
     Payable to Advisor for deferred organization expense (Note 3) ......................                 3,792
                                                                                                    -----------
         Total liabilities ..............................................................               400,506
                                                                                                    -----------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES
     ($.001 par value, 100,000,000 shares authorized, 11,504,660 shares outstanding) ....          $118,513,120
                                                                                                   ============
NET ASSET VALUE PER SHARE
     Net asset value and offering price per share ($.001 par value,
     100,000,000 shares authorized [$118,513,12/11,504,660 shares outstanding])..........          $      10.30
                                                                                                   ============

                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1995
--------------------------------------------------------------------------------
INVESTMENT INCOME:
     Interest ..................................................   $  6,781,914
                                                                   ------------

EXPENSES:
     Management fees (Note 2) ..................................        728,848
     Transfer agent fees .......................................        104,435
     Professional and legal fees ...............................         31,879
     Postage ...................................................         14,741
     Printing and communications ...............................         13,401
     Custodian fees ............................................          7,330
     Amortization of organization expenses (Note 3) ............          3,033
     Directors' fees ...........................................          2,167
     Registration fees .........................................          1,500
     Other operating expenses ..................................         34,353
                                                                   ------------
         Total expenses ........................................        941,687
                                                                   ------------
     Net investment income .....................................      5,840,227
                                                                   ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS-NET:
     NET REALIZED LOSSES ON INVESTMENTS ........................       (526,526)
     NET INCREASE IN UNREALIZED APPRECIATION ON INVESTMENTS ....     12,775,102
                                                                   ------------
         NET GAINS ON INVESTMENTS ..............................     12,248,576
                                                                   ------------
     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......   $ 18,088,803
                                                                   ============


The accompanying notes to financial statements are an integral part of these statements.

                       HEARTLAND WISCONSIN TAX FREE FUND
                      (A SERIES OF HEARTLAND GROUP, INC.)
                              FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------------------------------------------------------
                                                                           YEAR ENDED DECEMBER 31             APRIL 3, 1992 (1)
                                                                           ----------------------                  THROUGH
                                                                 1995              1994              1993     DECEMBER 31, 1992
-------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ............           $   9.21          $  10.38           $  9.85          $  9.70
Income from investment operations:
     Net investment income ........................                .51               .51               .49              .37
     Net realized and unrealized gains
     (losses) on securities .......................               1.09             (1.17)              .55              .15
                                                              --------          --------           -------          -------
     Total income from investment operations ......               1.60              (.66)             1.04              .52

Less distributions:
     Distributions from net investment income .....               (.51)             (.51)             (.49)            (.37)
     Distributions from net realized gains ........                 --                --              (.02)              --
                                                              --------          --------           -------          -------
     Total distributions ..........................               (.51)             (.51)             (.51)            (.37)

Net asset value, end of period ....................           $  10.30          $   9.21           $ 10.38          $  9.85
                                                              ========          ========           =======          =======

Total return (3) ..................................              17.78%            (6.49)%           10.80%            7.32%(2)

Supplemental data and ratios:
     Net assets, end of period (in thousands) .....           $118,513          $101,749           $99,350          $36,304
     Ratio of expenses to average net assets ......               0.84%             0.85%             0.84%            0.82%(2)
     Ratio of net investment income to average
     net assets ...................................               5.23%             5.28%             4.81%            4.87%
     Portfolio turnover rate ......................                 11%               22%               6%                7%(2)

(1) Commencement of operations
(2) Annualized
(3) The front-end sales charge in effect for the Fund prior to June 1, 1994 is not reflected in Total Return as set forth in the table.

The accompanying notes to financial statements are an integral part of this statement.

                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1995

1)   SUMMARY OF SIGNIFICANT  ACCOUNTING  POLICIES.
     The Heartland Wisconsin Tax Free Fund ("The Fund") is a separate series of Heartland Group, Inc. The assets and liabilities of each portfolio of Heartland Group, Inc. are segregated, with a shareholder's interest limited to the portfolio in which the shareholder owns shares. The following is a summary of significant accounting policies of the Fund:

     (a) Each security is valued using bid side market quotations, prices provided by market makers or estimates of market values obtained from pricing services or yield data relating to instruments or securities with similar characteristics. Short-term investments are recorded at cost which approximates market.

     (b) Provision has not been made for Federal income taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. As of December 31, 1995, the Fund has a Federal income tax capital loss carry forward of $905,426 expiring in 2003.

     (c) The Fund declares daily and pays monthly distributions from net investment income. Net capital gains, if any, are distributed annually. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these book and tax differences are permanent in nature, such amounts are reclassified to paid-in capital in excess of par value.

                        HEARTLAND WISCONSIN TAX FREE FUND
                       (A SERIES OF HEARTLAND GROUP, INC.)
              NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 1995
--------------------------------------------------------------------------------
     (d) The Fund records security transactions at cost no later than the first business day after the trade date. Net realized gains and losses on investments are computed on the specific identification cost method. Interest income is recorded on the accrual basis. The cost amounts as reflected in the Schedule of Investments are the same for Federal income tax purposes. The Fund amortizes discounts on original issue discount securities, and all premiums using the effective interest method.
     (e)  Dividends to shareholders are recorded on the ex-dividend date.
     (f)  The Fund may  enter  into  futures  contracts  to  provide  protection against adverse movements in the prices of securities in the portfolio. Upon entering into futures contracts, the Fund pledges to
          the  broker   securities   equal  to  the  minimum  "initial  margin"
          requirements of the exchange. Additionally, the Fund receives from or pays to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin", and are recorded by the Fund as realized gains or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

          The use of futures  contracts  involves,  to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. The predominant risk is that
          the movement of the futures contracts   price  may  result  in  a
          loss which could render the portfolio's hedging strategy unsuccessful. No futures contracts were open on December 31, 1995.
     (g) The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from the estimates.
2)   INVESTMENT ADVISOR, MANAGEMENT AGREEMENT AND TRANSACTIONS WITH RELATED
     PARTIES.
     The Fund has a management agreement with Heartland Advisors, Inc. (the "Advisor") with whom certain officers and directors of the Fund are affiliated, to serve as investment advisor and manager. Under the terms of the agreement, the Fund will pay the Advisor a monthly management fee at the annual rate of .65 of 1% of the Fund's average daily net assets.

     As permitted under Rule 10f-3 of the Investment Company Act of 1940, the Board of Directors of the Fund has adopted a plan which will allow the Fund, under certain conditions described in the Rule, to acquire newly-issued securities from syndicates in which the Distributor is a member.
3)   DEFERRED ORGANIZATION EXPENSES.
     Organization expenses have been deferred and are being amortized on a straight-line basis over sixty months. Payments for these expenses were advanced by the Advisor who will be reimbursed by the Fund over the same period. The proceeds of any redemption of the initial shares by the original shareholders will be reduced by a pro-rata portion of any then unamortized expenses. Unamortized deferred organization expenses and the related payable to the Advisor at December 31, 1995 were $3,792.
4)   INVESTMENT TRANSACTIONS.
     For the year ending December 31, 1995, the cost of purchases and the proceeds from sales of investment securities (excluding short-term securities) were $14,192,471 and $11,979,450, respectively.

5)   SOURCES OF NET ASSETS.

     As of December 31, 1995, the sources of net assets were as follows:

          Fund shares issued and outstanding .................................................$ 116,020,587
          Net unrealized appreciation on investments .........................................    3,397,959
          Accumulated net realized losses on investments .....................................     (905,426)
                                                                                              -------------
                                                                                              $ 118,513,120
                                                                                              -------------

          Aggregate gross unrealized appreciation (depreciation) as of December 31, 1995, based on investment cost for Federal income tax purposes is as follows:

          Aggregate gross unrealized appreciation ............................................$   4,189,605
          Aggregate gross unrealized depreciation ............................................     (791,646)
                                                                                              -------------
          Net unrealized appreciation on investments .........................................$   3,397,959
                                                                                              -------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
To the Shareholders and Board of Directors of Heartland Wisconsin Tax Free Fund:

We  have  audited  the  accompanying  schedule  of  investments,  including  the statement of assets and liabilities, of Heartland Wisconsin Tax Free Fund (the "Fund," one of the series comprising Heartland Group, Inc., a Maryland corporation) as of December 31, 1995 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 1995, the results of operations for the periods presented, the changes in net assets for each of the the two years in the period then ended, and the financial highlights for each of the periods presented in conformity with generally accepted accounting principles.

Milwaukee, Wisconsin                                    ARTHUR ANDERSEN LLP
February 9, 1996

This material may only be used when preceded or accompanied by the Fund's prospectus.

[logo] Heartland Funds
Annual Report
December 31, 1995

[photo of people]

Nebraska Tax Free Fund

                                                               FEBRUARY 22, 1996
                         Dear Fellow Shareholders,

[PHOTO OF PAT RETZER]    On a performance basis, 1995 was the best year in
                         history for the Nebraska Tax Free Fund. Our Fund's net asset value increased from $8.23 to $9.37, while paying out dividends of $.45 per share, for a total return of 19.7%. The Fund's dividends were 100% exempt from Nebraska and federal income tax.* On December 31, 1995, the Fund had 578 shareholders and total assets of $13.3 million.

     We believe the Fund remains an excellent investment for the following reasons:

     1.   MONTHLY TAX-FREE INCOME.
          A 5.0% January yield* free from federal and Nebraska tax, which is equivalent to a taxable yield of up to 9.1%. (Of course, monthly yields will fluctuate.) The average annual returns through 12/31/95 for the one-year period and since inception on 9/27/93 were 19.7% and 3.6%, respectively.

     2.   THE FEDERAL RESERVE IS CUTTING INTEREST RATES.
          With the economy slowing, the dollar rising and inflation not a problem, we expect the Fed to continue lowering interest rates, which gives us a favorable outlook on the bond market.

     3.   100% NO-LOAD.
          Ours is the only Nebraska double tax-free fund that has no sales charge (no front-end, no back-end, no 12b-1). Compare our yield and returns to the others!

     We believe an attractive monthly yield, free from federal and Nebraska income tax, and no sales charge all combine to make the Fund a compelling investment in this period of falling interest rates. If you have any questions about Nebraska's only no-load tax-free fund, please call us at 1-800-432-7856.

Sincerely,


/s/ Patrick J. Retzer
Senior Vice President / Director of Fixed Income

* SEC yield annualized for the 30 days commencing 1/1/96. For 1995, 20.98% of the income from the Fund was an item of tax preference for purposes of computing the federal alternative minimum tax. The performance data quoted represents past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                             NEBRASKA TAX FREE FUND

[line chart illustrating performance of an assumed investment of $10,000 in the Heartland Nebraska Tax Free Fund and the Lehman 20 Year Municipal Bond Index beginning on 9/27/93 as follows:

                              Heartland
                            Nebraska Fund      Lehman Muni Index
12/31/93                       $ 9,971              $10,147
12/31/94                         9,040                9,402
12/31/95                        10,821               11,374

Legend in graph states that Past Performance is not predictive of future returns.

A box in the graph states Average Annual Total Returns as of 12/31/95 as follows:
one year                           19.7%
since inception 9/27/93            3.6%]

- MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

Nineteen ninety-five saw a rebound in the tax free bond market after a dismal 1994. Interest rates dropped substantially due to a slowing economy, low inflation and the stabilization of the U.S. Dollar versus other major currencies. The yield on the 30-year Treasury bond dropped from 7.88% at the end of 1994 to 5.95% at the end of 1995, resulting in substantially higher prices for intermediate and long-term taxable and tax-free bonds.
     With tax-free yields at high levels at the beginning of 1995 and expectations of positive fundamentals, we had a favorable outlook for the tax-free bond market and consequently kept the Fund's average maturity rather long throughout the year, between 19.6 and 18.3 years. That strategy proved successful for our shareholders as the tax-free bond market turned in a strong performance and the Heartland Nebraska Tax Free Fund had the best year since its inception, with a total return of 19.7%.
     The Fund did underperform the Lehman Brothers 20 Year Municipal Bond Index by a small margin for two reasons. First, the Nebraska Tax Free Fund, like all mutual funds, incurs operating expenses while the index return does not reflect any expenses of running a portfolio. Second, Nebraska tax-free bonds typically yield slightly less than municipal bonds from other states because their income is exempt from the substantial Nebraska income tax.
     Looking to 1996, we have maintained a relatively  long average  maturity of
18.3 years because we continue to have a favorable outlook for tax-free bonds, as well as the bond market in general.

- HEARTLAND NEBRASKA TAX FREE FUND

THE VALUE OF DOUBLE TAX-FREE INCOME
Some investors have avoided tax-free funds because of fears of a flat tax. Recent events, in our view, dramatically decrease the probability of a flat tax becoming law anytime soon. Not only does the presidential candidate who campaigned on the basis of a flat tax seem to be losing momentum, but the flat tax issue seems to be fading from most political debates.
     We believe this creates an opportunity for investors to earn relatively high tax-free yields. For example, a 5% double tax-free yield is equivalent to a taxable yield of up to 9.1%, depending on your tax bracket. This compares very favorably to yields available on taxable investments.
     On the table below, find your tax rate and look down the column to find the taxable equivalent yield you would need to match the Fund's January yield on an after-tax basis:

----------------------------------------------------------------------------------
VALUE OF DOUBLE-TAX FREE INCOME
----------------------------------------------------------------------------------
Federal Bracket ...........           28.0%        31.0%        36.0%        39.6%

Effective
Federal Tax Rates .........           29.4(1)      32.6(1)      37.8(1)      40.8(2)

Nebraska Tax Rates ........            6.9          6.9          6.9          6.9

Combined Rates ............           34.3%        37.2%        42.1%        44.9%

HEARTLAND
TAX FREE YIELD:*                                TAX EQUIVALENT YIELDS
----------------------------------------------------------------------------------
5.0%                                   7.6%         8.0%         8.6%         9.1%
----------------------------------------------------------------------------------

* January SEC yield annualized for the 30 days commencing 1/1/96. For 1995, 20.98% of the income from the Fund was an item of tax preference for purposes of computing the federal alternative minimum tax.
(1) Based on 28%, 31% and 36% federal rates, adjusted for the phase-out of itemized deductions and personal exemptions.
(2) Based on 36% federal rate, 10% surcharge and phase-out of itemized deductions. This chart is for illustrative purposes only, and not intended to predict actual yields. While market values may fluctuate inversely with interest rates, interest and principal payments of government bonds are backed by the full faith of the U.S. Treasury.

SHAREHOLDER SERVICES

- PERSONAL HEARTLAND REPRESENTATIVE
You can speak to a personal Heartland representative between the hours of 7:00 a.m. and 6:30 p.m. CST, Monday through Friday and 8:30 a.m. to 12:30 p.m. CST on Saturday.

- FREQUENT UPDATES BY PORTFOLIO MANAGERS
Concerned about the financial markets? Wondering how your Fund is currently positioned? Heartland shareholders have free access to regular updates recorded by each Fund's portfolio manager. Call 24 hours a day.

- LOW MINIMUM INVESTMENT
Open a regular account with an initial investment of $10,000. Monthly automatic investment plans begin with no initial minimum and $100 a month minimum thereafter.

- AUTOMATED SERVICES
Automated options include daily prices, account information including your last two transactions, and prospectus and literature requests. Call 24 hours a day.

[picture of Shareholder Services Team]




- AUTOMATIC INVESTMENT PLAN
Make automatic regular investments into any Heartland Fund directly from your checking account on a monthly or twice-monthly basis.

- FREE INVESTMENT SEMINARS
Heartland sponsors both local and national investment seminars. You can request free tickets to the various ISI Money Shows we sponsor. They are a great opportunity to meet your portfolio managers and visit with other nationally recognized financial advisors.

                                 1-800-432-7856
                                (1-800-HEARTLN)

                        HEARTLAND NEBRASKA TAX FREE FUND
                      (A SERIES OF HEARTLAND GROUP, INC.)
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1995

------------------------------------------------------------------------------------------------------------
                                                                                                   QUOTED
                                                                                                   MARKET
     PAR                                                                                           VALUE
    AMOUNT    DESCRIPTION                                                    COUPON   MATURITY   NOTE 1 (a)
------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 98.2%
$    25,000   Antelope County, NE School District - Series A ...........    5.250%  12/15/2012   $   24,613
     40,000   Antelope County, NE School District - Series B ...........    5.250   12/15/2012       39,380
     20,000   Antelope County, NE School District - Series A ...........    5.300   12/15/2013       19,693
     45,000   Antelope County, NE School District - Series B ...........    5.300   12/15/2013       44,308
     25,000   Antelope County, NE School District - Series A ...........    5.350   12/15/2014       24,750
     45,000   Antelope County, NE School District - Series B ...........    5.350   12/15/2014       44,550
     55,000   Arapahoe, NE Various Purpose Bonds .......................    5.400   11/15/2008       55,799
     25,000   Arapahoe, NE Various Purpose Bonds .......................    5.450   11/15/2009       25,094
     70,000   Arapahoe, NE Various Purpose Bonds .......................    5.500   11/15/2013       70,000
    150,000   Boone County, NE - Health Center Project .................    5.400   12/15/2013      146,625
    300,000   Cass County, NE School District #1 .......................    6.250   12/01/2014      320,922
    245,000   Cedar County, NE School District #45 .....................    5.250   11/15/2010      241,325
    100,000   Cedar County, NE School District #45 .....................    5.350   11/15/2014       98,375
     15,000   Consumer's Public Power District .........................    5.100   01/01/2003       15,000
     25,000   David City, NE Industrial Development Revenue ............    6.400   12/15/2002       26,375
    125,000   Dawson County, NE Sanitation and Imprv. District .........    6.950   02/01/2005      126,449
     55,000   Dixon County NE Ponca Public Schools .....................    4.800   12/01/2005       54,519
     40,000   Hall County, NE Hospital Auth. Regency Retirement ........    5.450   12/01/2008       38,287
     35,000   Hall County, NE Hospital Auth. Regency Retirement ........    5.500   12/01/2009       33,436
     45,000   Hall County, NE Hospital Auth. Regency Retirement ........    5.500   12/01/2010       42,694
     85,000   Hall County, NE Hospital Auth. Regency Retirement ........    6.000   12/01/2018       83,088
    270,000   Hastings, NE Electrical Systems ..........................    5.200   01/01/2013      260,550
     25,000   Hastings, NE Various Purpose Bonds - Series 1993 .........    5.550   07/15/2011       25,024
    115,000   Hemingford, NE Refunding Bonds (General Obligation) ......    5.600   02/15/2012      115,863
    100,000   Kearney County, NE School District #503 ..................    6.150   12/15/2012      104,064
    200,000   Kearney, NE Combined Utility Revenue Bonds ...............    6.100   06/01/2014      210,998
     40,000   La Vista, NE Facilities Corporation Revenue Bonds ........    5.400   12/15/2010       39,314
     65,000   La Vista, NE Facilities Corporation Revenue Bonds ........    5.400   12/15/2011       63,538
    960,000   Lincoln, NE Electrical Systems - Series A ................    5.250   09/01/2015      932,976
    170,000   Lincoln, NE Parking Revenue Bonds ........................    5.100   08/15/2012      164,392
    285,000   Lincoln, NE Parking Revenue Bonds ........................    5.200   08/15/2013      277,083
    215,000   Lincoln, NE Parking Revenue Bonds ........................    5.200   08/15/2014      207,744
    115,000   Malcolm, NE Water Bonds ..................................    5.700   02/15/2006      117,731
     45,000   Merrick County, NE School District #49 ...................    6.200   07/01/2010       45,732
     50,000   Merrick County, NE School District #49 ...................    6.250   07/01/2014       50,875
    100,000   Merrick County, NE School District #4 ....................    5.350   01/15/2011       97,119
    100,000   Merrick County, NE School District #4 ....................    5.350   01/15/2012       97,000
    500,000   Municipal Energy Agency of Nebraska ......................    6.000   04/01/2017      523,470
    100,000   NE Educational Finance Auth. - Midland Lutheran College ..    6.250   06/15/2015      101,804
     50,000   Nebraska Higher Education LN Program .....................    6.250   06/01/2018       52,170
  1,350,000   Nebraska Higher Education LN Program .....................    5.875   06/01/2014    1,360,125
    150,000   NE Investment Finance Auth. - Gr. Plains Med.Center ......    6.500   05/15/2014      158,063
     10,000   NE Investment Finance Auth. - Single Family Mtg ..........    7.900   08/15/2014       10,000
    295,000   NE Investment Finance Auth. - FHA - Muirfield Greens .....    6.800   12/01/2015      316,019
    525,000   NE Investment Finance Auth. - FHA - Muirfield Greens .....    6.850   12/01/2025      561,094
    100,000   Nebraska Public Power District - Series C ................    5.000   01/01/2009       97,825
    600,000   Nebraska Public Power District - Series B ................    5.250   01/01/2013      586,338
    110,000   Nebraska Public Power District ...........................    6.125   01/01/2015      115,890
  1,000,000   Nebraska Public Power District - Series C ................    5.000   01/01/2017      933,660
    300,000   Nebraska State College Board of Trustees..................    5.700   07/01/2011      300,375

                        HEARTLAND NEBRASKA TAX FREE FUND
                      (A SERIES OF HEARTLAND GROUP, INC.)
                       SCHEDULE OF INVESTMENTS - [CONT'D]
                               DECEMBER 31, 1995

------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     QUOTED
                                                                                                                     MARKET
          PAR                                                                                                         VALUE
        AMOUNT          DESCRIPTION                                                    COUPON    MATURITY           NOTE 1 (a)
------------------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 98.2% - [CONT'D]
 $       450,000        Nebraska State Educational Services Unit #3 ........            5.500%    06/01/2013            450,563
          80,000        Omaha, NE Public Power District - Series B .........            5.600     02/01/2012             81,850
         390,000        Omaha, NE Public Power District ....................            5.250     02/01/2013            383,682
         590,000        Omaha, NE Public Power District ....................            5.300     02/01/2016            573,858
         200,000        Omaha, NE Public Power District ....................            5.700     02/01/2017            202,606
         105,000        Papillion, NE Various Purpose Bonds (Series 1994B)..            6.150     07/01/2012            107,888
          75,000        Saunders County, NE School District #9 .............            5.400     12/01/2014             74,125
         235,000        Saunders County, NE School District #9 .............            5.450     12/01/2016            233,550
         125,000        Saunders County, NE School District #9 .............            5.450     12/01/2017            124,210
          25,000        Saunders County, NE School District #9 .............            5.500     12/01/2018             25,000
         200,000        Stanton County, NE School District #003 ............            5.300     11/15/2012            198,000
         100,000        University of Nebraska-Omaha Student Center ........            5.300     05/15/2012            102,892
         350,000        University of Nebraska-Omaha Student Center ........            5.350     05/15/2013            362,418
         200,000        University of Nebraska-Omaha Student Center ........            5.250     05/15/2014            203,000
         100,000        Washington County, NE School District ..............            5.800     07/15/2011            101,750
          40,000        Washington County, NE GO Courthouse Bonds ..........            5.200     01/01/2008             40,150
         125,000        Washington County, NE GO Courthouse Bonds ..........            5.350     01/01/2011            124,553
         160,000        Washington County, NE GO Courthouse Bonds ..........            5.450     01/01/2014            160,200
                                                                                                                  -----------
                                                                                                                   13,052,413
                                                                                                                  -----------

                        TOTAL INVESTMENTS - 98.2% (Cost $13,079,750)........                                       13,052,413
                        Cash and receivables, less liabilities - 1.8%.......                                          244,755
                                                                                                                  -----------
                        TOTAL NET ASSETS (NOTE 5) (+).......................                                      $13,297,168
                                                                                                                  ===========


           (+) Percentages for the various classifications use total net assets as a basis.



                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1995

 ASSETS:
      Investments in securities, at quoted market value (Cost $13,079,750) ..............        $13,052,413
      Cash ..............................................................................             61,264
      Accrued interest ..................................................................            193,892
      Deferred organization expense (Note 3) ............................................              9,268
                                                                                                 -----------
          Total assets ..................................................................         13,316,837
                                                                                                 -----------
 LIABILITIES:
      Payable for fund shares redeemed ..................................................             10,401
      Payable to Advisor for deferred organization expense (Note 3) .....................              9,268
                                                                                                 -----------
          Total liabilities .............................................................             19,669
                                                                                                 -----------

 NET ASSETS APPLICABLE TO OUTSTANDING SHARES
      ($.001 par value, 100,000,000 shares authorized, 1,419,104 shares outstanding) ....        $13,297,168
                                                                                                 ===========
 NET ASSET VALUE PER SHARE
      Net asset value and offering price per share ($.001 par value,
      100,000,000 shares authorized [$13,297,168/1,419,104 shares outstanding]) .........        $      9.37
                                                                                                 ===========

The accompanying notes to financial statements are an integral part of these statements.

                        HEARTLAND NEBRASKA TAX FREE FUND
                      (A SERIES OF HEARTLAND GROUP, INC.)
                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 1995


INVESTMENT INCOME:
     Interest...................................................................................................     $      768,679

EXPENSES:
     Management fees (Note 2)...................................................................................             86,128
     Transfer agent fees........................................................................................             25,838
     Professional and legal fees................................................................................              8,596
     Amortization of organization expenses (Note 3) ............................................................              3,370
     Postage....................................................................................................              2,840
     Directors' fees............................................................................................              2,367
     Printing and communications................................................................................              2,242
     Registration fees..........................................................................................              1,555
     Custodian fees.............................................................................................              1,464
                                                                                                                      -------------
     Other operating expenses...................................................................................              8,730
                                                                                                                      -------------
     Total expenses ............................................................................................            143,130
                                                                                                                      -------------
     Less expenses reimbursed by Advisor (Note 2)...............................................................            (43,063)
                                                                                                                      -------------
         Net expenses...........................................................................................            100,067
                                                                                                                      -------------
     Net investment income......................................................................................            668,612
                                                                                                                      -------------

     REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS-NET:
     NET REALIZED LOSSES ON INVESTMENTS .......................................................................             (58,657)
     NET INCREASE IN UNREALIZED APPRECIATION ON INVESTMENTS....................................................           1,752,085
                                                                                                                      -------------
         NET GAINS  ON INVESTMENTS.............................................................................           1,693,428
                                                                                                                      -------------
     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS......................................................       $   2,362,040
                                                                                                                      =============



                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 1995 AND 1994

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                   1995                  1994
---------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
      Net investment income ...........................................................        $    668,612         $    655,946
      Net realized losses on investments ..............................................             (58,657)            (166,419)
      Net increase (decrease) in unrealized appreciation on investments ...............           1,752,085           (1,721,709)
                                                                                               ------------         ------------
          Net increase (decrease) in net assets resulting from operations .............           2,362,040           (1,232,182)
                                                                                               ------------         ------------

 DISTRIBUTIONS TO SHAREHOLDERS:
      Distributions from net investment income
      ($.45 and $.45 per share, respectively) .........................................            (668,612)            (655,946)
                                                                                               ------------         ------------
          Total distributions .........................................................            (668,612)            (655,946)
                                                                                               ------------         ------------

 FUND SHARE ACTIVITIES:
      Proceeds from shares issued (130,083 and 845,840 shares, respectively) ..........           1,154,916            7,690,779
      Net asset value of shares issued in reinvestment of distributions from
      net investment income (54,782 and 55,844 shares, respectively) ..................             489,042              483,330
      Cost of shares redeemed (287,912 and 320,662 shares, respectively) ..............          (2,566,505)          (2,757,960)
                                                                                               ------------         ------------
          Net increase (decrease) in net assets derived from Fund share activities ....            (922,547)           5,416,149
                                                                                               ------------         ------------

      TOTAL INCREASE ..................................................................             770,881            3,528,021

 NET ASSETS AT THE BEGINNING OF THE YEAR ..............................................          12,526,287            8,998,266
                                                                                               ------------         ------------
 NET ASSETS AT THE END OF THE YEAR (NOTE 5) ...........................................        $ 13,297,168         $ 12,526,287
                                                                                               ============         ============


The accompanying notes to financial statements are an integral part of these statements.

                        HEARTLAND NEBRASKA TAX FREE FUND
                      (A SERIES OF HEARTLAND GROUP, INC.)
                              FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED              9/27/93 (1)
                                                                                DECEMBER 31              THROUGH
                                                                             1995          1994          12/31/93
----------------------------------------------------------------------------------------------------------------------
 Net asset value at beginning of period .........................        $    8.23       $   9.56       $   9.70
 Income from investment operations:
   Net investment income ........................................              .45            .45            .11
   Net realized and unrealized gains (losses)  on securities ....             1.14         (1.33)          (.14)
                                                                         ---------       --------       --------
   Total from investment operations .............................             1.59          (.88)          (.03)
 Less distributions:
   Distributions from net investment income .....................            (.45)          (.45)          (.11)
   Distributions from net realized gains ........................               --             --             --
                                                                         ---------       --------       --------
   Total distributions ..........................................            (.45)          (.45)          (.11)

 Net asset value, end of period .................................        $    9.37       $   8.23       $   9.56
                                                                         =========       ========       ========

 Total return (2) ...............................................           19.70%        (9.33)%         (.29)%(3)


Supplemental data and ratios:
  Net assets, end of period (in thousands).......................          $13,297        $12,526         $8,998
  Ratio of expenses to average net assets (4) ...................            0.76%          0.81%          0.13%(5)
  Ratio of net investment income to average net assets...........            5.06%          5.23%          4.65%(5)
  Portfolio turnover rate........................................               5%            33%             3%


      (1) Commencement of operations.
      (2) The front-end sales charge in effect for the Fund prior to June 1, 1994 is not reflected in Total Return as set forth in the table.
      (3) Not annualized.
      (4) Heartland Advisors voluntarily waived the management fee in its entirety from September 27, 1993 through December 31, 1993. Effective January 1, 1994, Heartland Advisors partially reinstated a portion of the fee at a rate of .325 of 1% of average net assets.
      (5) Annualized.

The accompanying notes to financial statements are an integral part of this statement.

                        HEARTLAND NEBRASKA TAX FREE FUND
                      (A SERIES OF HEARTLAND GROUP, INC.)
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1995
--------------------------------------------------------------------------------
1)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES.
     The Heartland Nebraska Tax Free Fund ("The Fund") is a separate series of Heartland Group, Inc. The assets and liabilities of each portfolio of Heartland Group, Inc. are segregated, with a shareholder's interest limited to the portfolio in which the shareholder owns shares. The following is a summary of significant accounting policies of the Fund:
     (a) Each security is valued using bid side market quotations, prices provided by market makers or estimates of market values obtained from pricing services or yield data relating to instruments or securities with similar characteristics. Short-term instruments are recorded at cost which approximates market.
     (b) Provision has not been made for Federal income taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. As of December 31, 1995, the Fund has a Federal tax capital loss carry forward of $225,403 expiring in 2003.
     (c) The Fund declares daily and pays monthly distributions from net investment income. Net capital gains, if any, are distributed annually. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these book and tax differences are permanent in nature, such amounts are reclassified to paid-in capital in excess of par value.
     (d) The Fund records security transactions at cost no later than the first business day after the trade date. Net realized gains and losses on investments are computed on the specific identification cost method. Interest income is recorded on the accrual basis. The cost amounts as reflected in the Schedule of Investments are the same for Federal income tax purposes. The Fund amortizes discounts on original issue discount securities, and all premiums using the effective interest method.
     (e)  Dividends to shareholders are recorded on the ex-dividend date.
     (f)  The Fund may  enter  into  futures  contracts  to  provide  protection against adverse movements in the prices of securities in the portfolio. Upon entering into futures contracts, the Fund pledges to
          the  broker   securities   equal  to  the  minimum "initial  margin"
          requirements of the exchange. Additionally, the Fund receives from or pays to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin", and are recorded by the Fund as realized gains or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

          The use of futures  contracts  involves,  to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. The predominant risk is that
          the movement of the futures contracts   price  may  result  in  a
          loss which could render the portfolio's hedging strategy unsuccessful. The Fund had no open futures contracts at December 31, 1995.
     (g) The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from the estimates.

2)   INVESTMENT ADVISOR, MANAGEMENT AGREEMENT AND TRANSACTIONS WITH RELATED
     PARTIES.
     The Fund has a management agreement with Heartland Advisors, Inc. (the "Advisor") with whom certain officers and directors of the Fund are affiliated, to serve as investment advisor and manager. Under the terms of the agreement, the Fund will pay the Advisor a monthly management fee at the annual rate of .65 of 1% of the Fund's average daily net assets. The Advisor voluntarily waived the management fee in its entirety from September 27, 1993 (commencement of operations) to December 31,1993. As of January 1, 1994, the Advisor began collecting a partial fee at the annual rate of .325% of the Fund's average daily net assets. The Advisor may reinstate any portion or all of the management fee at any time.

     As permitted under Rule 10f-3 of the Investment Company Act of 1940, the Board of Directors of the Fund has adopted a plan which will allow the Fund, under certain conditions described in the Rule, to acquire newly-issued securities from syndicates in which the Distributor is a member.

                       HEARTLAND NEBRASKA TAX FREE FUND
                     (A SERIES OF HEARTLAND GROUP, INC.)
                   NOTES TO FINANCIAL STATEMENTS - [CONT'D]
                              DECEMBER 31, 1995
--------------------------------------------------------------------------------
3)   DEFERRED ORGANIZATION EXPENSES.
     Organization expenses have been deferred and are being amortized on a straight-line basis over sixty months. Payments for these expenses were advanced by the Advisor who will be reimbursed by the Fund over the same period. The proceeds of any redemption of the initial shares by the original shareholders will be reduced by a pro-rata portion of any then unamortized expenses. Unamortized deferred organization expenses and the related payable to the Advisor at December 31, 1995 were $9,268.

4)   INVESTMENT TRANSACTIONS.
     For the  year  ended  December  31,  1995,  the cost of  purchases  and the
     proceeds  from  sales  of  investment   securities   (excluding  short-term
     securities) were $665,578 and $1,592,347, respectively.

5)   SOURCES OF NET ASSETS.
     As of December 31, 1995, the sources of net assets were as follows:

     Fund shares issued and outstanding .................................................        $ 13,549,908
     Net unrealized depreciation on investments .........................................             (27,337)
     Accumulated net realized losses on investments .....................................            (225,403)
                                                                                                 ------------
                                                                                                 $ 13,297,168
                                                                                                 ============

     Aggregate gross unrealized appreciation (depreciation) as of December 31, 1995, based on investment cost for Federal income tax purposes is as follows:

     Aggregate gross unrealized appreciation ............................................        $    125,549
     Aggregate gross unrealized depreciation ............................................            (152,886)
                                                                                                 ------------
     Net unrealized depreciation on investments .........................................        $    (27,337)
                                                                                                 ============



                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
To the Shareholders and Board of Directors of Heartland Nebraska Tax Free Fund:
     We have audited the accompanying schedule of investments, including the statement of assets and liabilities, of Heartland Nebraska Tax Free Fund (the "Fund," one of the series comprising Heartland Group, Inc., a Maryland corporation) as of December 31, 1995 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the
periods presented.   These  financial   statements  and  financial  highlights
are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 1995, the results of operations for the periods presented, the changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented in conformity with generally accepted accounting principles.

Milwaukee, Wisconsin                                        ARTHUR ANDERSEN LLP
February 9, 1996